Securitizations and Variable Interest Entities - Additional information (Detail) - JPY (¥) ¥ in Billions	3 Months Ended		6 Months Ended		12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2016	Sep. 30, 2015	Mar. 31, 2016
Variable Interest Entity [Line Items]
Cash proceeds from SPEs in new securitizations	¥ 15	¥ 65	¥ 138	¥ 157
Debt securities issued by SPEs with an initial fair value	722	462	1,414	929
Cash inflows from third parties on the sale of debt securities	589	363	1,047	642
Cumulative balance of financial assets transferred to SPEs	5,069		5,069		¥ 6,533
Retained interests	271		271		200
Interests held in SPEs	29	¥ 15	44	¥ 27
Outstanding collateral service agreements and written credit default swap agreements	¥ 2		¥ 2		¥ 2
Minimum [Member]
Variable Interest Entity [Line Items]
Percentage of changes in fair value based on adverse effect			10.00%		10.00%
Maximum [Member]
Variable Interest Entity [Line Items]
Percentage of changes in fair value based on adverse effect			20.00%		20.00%